Provisions (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Provisions recognized under IAS 37		$ 3,377		$ 3,180		$ 4,048
Provisions for off-balance sheet financial instruments	[1]	79		34
Provisions for other credit lines	[1]	37		0
Total provisions		3,494	$ 3,290	3,214	$ 4,101
UBS AG
Disclosure Of Other Provisions [Line Items]
Provisions recognized under IAS 37		3,341		3,130		$ 4,043
Provisions for off-balance sheet financial instruments	[2]	79		34
Provisions for other credit lines	[2]	37		0
Total provisions		$ 3,457	$ 3,240	$ 3,164	$ 4,097

[1]
Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 1c, 10 and 23 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.

[2]
Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 1c, 10 and 23 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.